Revenue Recognition (Details) - Schedule of Aggregate Amount of Revenue for the Company’s Existing Contracts with Customers - Revenue Recognition [Member]	Sep. 30, 2023 USD ($)
Revenue Recognition (Details) - Schedule of Aggregate Amount of Revenue for the Company’s Existing Contracts with Customers [Line Items]
2023 (remaining three months)	$ 268,467
2024	499,285
2025	139,010
2026	81,470
Thereafter	128,278
Total	$ 1,116,511	[1]

[1]	The revenue recognition is subject to the completion of construction and commissioning of the EV infrastructure.